Document and Entity Information	0 Months Ended
Apr. 04, 2014
Risk/Return:
Document Type	497
Document Period End Date	Apr. 04, 2014
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Apr. 04, 2014
Document Effective Date	Apr. 04, 2014
Prospectus Date	Apr. 07, 2014
Skybridge Dividend Value Fund | Class A Shares
Risk/Return:
Trading Symbol	SKYAX
Skybridge Dividend Value Fund | Class C Shares
Risk/Return:
Trading Symbol	SKYCX
Skybridge Dividend Value Fund | Class I Shares
Risk/Return:
Trading Symbol	SKYIX